Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2017
Prospectus Date	rr_ProspectusDate	Mar. 29, 2017
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVIN
Hartford Multifactor Low Volatility US Equity ETF | Hartford Multifactor Low Volatility US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVUS